Income Taxes (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of gross amounts of unrecognized gross tax benefits
Amount of unrecognized tax benefits, beginning balance	$ 87	$ 98
Amount of decreases due to lapse of the applicable statute of limitations	(12)	(4)
Amount of decreases due to settlements	(19)	(23)
Increases as a result of tax positions taken in the current period	5	2
Increases as a result of tax positions taken in a prior period	14	14
Amount of unrecognized tax benefits, ending balance	$ 75	$ 87